UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

Item 1.  Reports to Stockholders.

SIERRA CORE RETIREMENT FUND

SIERRA STRATEGIC INCOME FUND

Semi-Annual Report

March 31, 2014

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2014

The Fund’s performance figures* for the periods ended March 31, 2014, compared to its benchmarks:

	Six Months	One Year	Five Year	Inception**- March 31, 2014	Inception***- March 31, 2014	Inception****- March 31, 2014
Sierra Core Retirement Fund – Class A	3.31%	0.78%	9.79%	6.91%	-	-
Sierra Core Retirement Fund – Class A with load	(2.65)%	(5.02)%	8.50%	5.91%	-	-
Sierra Core Retirement Fund – Class C	2.89%	0.00%	-	-	3.33%	-
Sierra Core Retirement Fund – Class I	3.27%	0.74%	9.80%	6.88%	-	-
Sierra Core Retirement Fund – Class R	3.42%	0.99%	10.06%	7.12%	-	-
Sierra Core Retirement Fund – Class A1	3.22%	0.62%	-	-	-	2.87%
Sierra Core Retirement Fund – Class A1 with load	(2.71)%	(5.18)%	-	-	-	(0.44)%
Sierra Core Retirement Fund – Class I1	3.22%	0.63%	-	-	-	2.90%
S&P 500 Total Return Index Morningstar Conservative Allocation Average	12.51% 4.91%	21.86% 5.70%	21.16% 10.70%	5.95% 4.30%	17.01% 7.54%	24.17% 8.60%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on March 31, 2014. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.19% for Class A and Class I shares, 1.98% for Class R shares, 2.94% for Class C shares and 2.34% for Class A1 shares and Class I1 per the January 28, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

*** Inception date is February 5, 2010 for Class C shares.

**** Inception date is June 7, 2012 for A1 and I1 shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Morningstar Conservative Allocation average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	89.5%
Asset Allocation Funds	5.7%
Exchange Traded Funds Other, Cash & Cash Equivalents	2.8% 2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

SIERRA STRATEGIC INCOME FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2014

The Fund’s performance figures* for the periods ended March 31, 2014, compared to its benchmark:

	Six Months	One Year	Inception** - March 31, 2014
Sierra Strategic Income Fund – Class A	3.94%	1.88%	5.49%
Sierra Strategic Income Fund – Class A with load	(2.03)%	(4.00)%	2.77%
Sierra Strategic Income Fund – Class C	3.59%	1.24%	4.83%
Sierra Strategic Income Fund – Class I	3.90%	1.84%	5.54%
Sierra Strategic Income Fund – Class R	4.10%	2.19%	5.76%
Sierra Strategic Income Fund – Class Y	4.06%	2.20%	5.78%
Barclays Capital Aggregate Bond Index	1.70%	(0.10)%	1.96%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on March 31, 2014. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.93% for Class A and Class I shares, 1.53% for Class R shares, 1.51% for Class Y shares and 2.51% for Class C shares per the January 28, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** The Fund’s inception date is December 21, 2011.

The Barclays Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U. S. bond market.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	82.6%
Exchange Traded Fund Equity Fund Asset Allocation Fund	7.9% 4.7% 4.4%
Other, Cash & Cash Equivalents	0.4%
100.0%

Please refer to the Portfolio of investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

	Sierra Core Retirement Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2014
Shares		Value
	MUTUAL FUNDS - 95.2%
	ASSET ALLOCATION FUNDS - 5.7%
9,185,879	PIMCO Fundamental Advantage Absolute Return Strategy Fund - Institutional Class	$ 36,559,795

	DEBT FUNDS - 89.5%
2,706,716	Baird Core Plus Bond Fund - Institutional Class	29,611,472
801,094	Forward Select Income Fund - Institutional Class	19,939,227
2,985,643	ING Intermediate Bond Fund - Class W	29,557,869
4,465,306	Ivy Municipal High Income Fund - Class I	22,460,488
5,339,647	Lord Abbett High Yield Fund - Class I	42,450,191
2,767,720	Metropolitan West Total Return Bond Fund - Class I	29,559,248
3,045,772	Natixis Loomis Sayles Core Plus Bond Fund - Class Y	40,173,736
5,670,759	Oppenheimer AMT-Free Municipals - Class Y	38,220,914
2,074,866	Oppenheimer Rochester Limited Term Municipal Fund - Class Y	29,608,339
5,521,825	Oppenheimer Rochester National Municipals - Class A	38,431,903
3,002,172	PIMCO Income Fund - Institutional Class	37,437,086
3,700,689	PIMCO Long-Term Credit Fund - Institutional Class	45,296,432
1,674,636	PIMCO Long-Term U.S. Government Fund - Institutional Class	16,394,684
2,670,200	Principal High Yield Fund - Institutional Class	20,907,670
3,946,397	Putnam Diversified Income Trust - Class Y	31,294,930
1,222,886	RidgeWorth Investment Grade Tax-Exempt Bond Fund - Class I	14,833,607
3,650,253	TCW Total Return Bond Fund - Class I	36,867,551
844,662	Vanguard Long-Term Treasury Fund - Investor Class	9,814,972
2,312,294	Western Asset Managed Municipals Fund - Class I	37,759,779
		570,620,098

	TOTAL MUTUAL FUNDS (Cost $599,113,309)	607,179,893

	EXCHANGE TRADED FUNDS - 2.8%
	DEBT FUND - 2.1%
119,350	iShares 20+ Year Treasury Bond ETF	13,021,085

	EQUITY FUND - 0.7%
200,000	WisdomTree Middle East Dividend Fund +	4,510,000

	TOTAL EXCHANGE TRADED FUNDS (Cost $17,302,681)	17,531,085

See accompanying notes to financial statements

Sierra Core Retirement Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Value

SHORT-TERM INVESTMENT - 2.1%
MONEY MARKET FUND - 2.1%
13,617,441	Goldman Sachs Financial Square Funds - Prime Obligations
	Portfolio, to yield 0.03% * (Cost $13,617,441)	$ 13,617,441

	TOTAL INVESTMENTS - 100.1% (Cost $630,033,431) (a)	$ 638,328,419
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(898,811)
	NET ASSETS - 100.0%	$ 637,429,608

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $630,037,210 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 9,590,027
	Unrealized Depreciation:	(1,298,818)
	Net Unrealized Appreciation:	$ 8,291,209

+ Affiliated company - Sierra Core holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
* Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

See accompanying notes to financial statements

	Sierra Strategic Income Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2014
Shares		Value
	MUTUAL FUNDS - 91.6%
	ASSET ALLOCATION FUND - 4.4%
2,626,785	PIMCO Fundamental Advantage Absolute Return Strategy Fund - Institutional Class	$ 10,454,605

	DEBT FUNDS - 82.5%
885,114	Angel Oak Multi-Strategy Income Fund - Institutional Class	10,789,349
582,336	Baird Core Plus Bond Fund - Institutional Class	6,370,751
549,704	Forward Select Income Fund - Institutional Class	13,682,128
1,070,309	ING Intermediate Bond Fund - Class W	10,596,056
1,447,864	Lord Abbett High Yield Fund - Institutional Class	11,510,516
774,483	Lord Abbett High Yield Municipal Bond Fund - Class A	8,674,205
2,323,591	Lord Abbett Income Fund - Institutional Class	6,715,177
595,460	Metropolitan West Total Return Bond Fund - Class I	6,359,516
686,835	Nuveen High Yield Municipal Bond Fund - Class I	11,154,205
1,626,575	Oppenheimer Rochester AMT-Free Municipals - Class Y	10,963,117
2,227,867	Oppenheimer Rochester National Municipals - Class A	15,505,957
1,098,252	PIMCO High Yield Fund - Institutional Class	10,685,985
860,576	PIMCO Income Fund - Institutional Class	10,731,386
544,441	PIMCO Long-Term Credit Fund - Institutional Class	6,663,962
347,727	PIMCO Long-Term US Governement Fund - Institutional Class	3,404,250
723,727	Principal High Yield Fund - Institutional Class	5,666,778
895,743	Prudential Muni High Income Fund - Class Z	8,751,413
1,426,880	Putnam Diversified Income Trust - Class Y	11,315,159
1,045,456	TCW Total Return Bond Fund - Class I	10,559,111
293,529	Vanguard Long-Term Treasury Fund - Investor Class	3,410,800
662,192	Western Asset Managed Municipals Fund - Class I	10,813,595
		194,323,416
	EQUITY FUND - 4.7%
884,270	Oppenheimer SteelPath MLP Select 40 Fund	11,115,278

	TOTAL MUTUAL FUNDS (Cost $212,310,384)	215,893,299

	EXCHANGE TRADED FUND - 7.9%
	DEBT FUND
171,400	iShares 20+ Treasury Bond ETF (Cost $18,588,360)	18,699,740

See accompanying notes to financial statements

Sierra Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares		Value
SHORT-TERM INVESTMENT - 3.5%
MONEY MARKET FUND - 3.5%
8,184,674	Goldman Sachs Financial Square Funds-
	Prime Obligations Portfolio to yield 0.03% * (Cost $8,184,674)	$ 8,184,674

	TOTAL INVESTMENTS - 103.0% (Cost $239,083,418) (a)	$ 242,777,713
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(7,119,900)
	NET ASSETS - 100%	$ 235,657,813

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $239,084,736 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,062,704
	Unrealized Depreciation:	(369,727)
	Net Unrealized Appreciation:	$ 3,692,977

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

See accompanying notes to financial statements

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

	Sierra Core Retirement Fund	Sierra Strategic Income Fund
ASSETS
Investment securities:
At cost	$ 630,033,431	$ 239,083,418
At value	$ 638,328,419	$ 242,777,713
Cash	71	-
Receivable for Fund shares sold	242,692	248,577
Dividends and interest receivable	1,277,911	482,166
Advanced Commission	216	-
Prepaid expenses and other assets	57,782	38,614
TOTAL ASSETS	639,907,091	243,547,070

LIABILITIES
Payable for Fund shares repurchased	393,179	179,097
Payable for investments purchased	1,163,883	7,517,594
Investment advisory fees payable	677,891	140,229
Distribution (12b-1) fees payable	133,816	39,874
Fees payable to other affiliates	81,936	10,020
Accrued expenses and other liabilities	26,778	2,443
TOTAL LIABILITIES	2,477,483	7,889,257
NET ASSETS	$ 637,429,608	$ 235,657,813

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 632,417,729	$ 232,806,065
Undistributed net investment loss	(3,206,803)	(833,284)
Accumulated net realized loss from security transactions	(76,306)	(9,263)
Net unrealized appreciation of investments	8,294,988	3,694,295
NET ASSETS	$ 637,429,608	$ 235,657,813

See accompanying notes to financial statements

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2014
	Sierra Core Retirement Fund	Sierra Strategic Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 96,098,893	$ 27,274,950
Shares of beneficial interest outstanding	4,167,703	1,307,569
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 23.06	$ 20.86
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 24.47	$ 22.13

Class C Shares:
Net Assets	$ 89,720,878	$ 16,321,678
Shares of beneficial interest outstanding	3,863,435	783,403
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.22	$ 20.83

Class I Shares:
Net Assets	$ 101,676,664	$ 57,810,559
Shares of beneficial interest outstanding	4,416,266	2,768,154
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.02	$ 20.88

Class R Shares:
Net Assets	$ 305,862,602	$ 125,803,712
Shares of beneficial interest outstanding	13,359,972	6,041,592
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 22.89	$ 20.82

Class Y Shares:
Net Assets		$ 8,446,914
Shares of beneficial interest outstanding		406,408
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share		$ 20.78

Class A1 Shares:
Net Assets	$ 11,366,534
Shares of beneficial interest outstanding	490,338
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 23.18
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 24.60

Class I1 Shares:
Net Assets	$ 32,704,037
Shares of beneficial interest outstanding	1,412,109
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.16

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

	Sierra Core Retirement Fund	Sierra Strategic Income Fund
INVESTMENT INCOME
Dividends	$ 17,435,540	$ 5,686,688
Interest	1,715	585
TOTAL INVESTMENT INCOME	17,437,255	5,687,273

EXPENSES
Investment advisory fees	4,117,795	785,749
Distribution (12b-1) fees:
Class A	131,182	56,995
Class C	472,229	81,959
Class I	136,861	74,935
Class A1	24,063	-
Class I1	64,444	-
Administrative services fees	251,309	68,811
Transfer agent fees	101,720	21,542
Non 12b-1 shareholder servicing	31,791	3,240
Accounting services fees	52,656	24,952
Custodian fees	58,040	18,198
Registration fees	42,384	34,904
Printing and postage expenses	37,397	7,480
Insurance expense	18,449	5,136
Professional fees	13,714	11,969
Compliance officer fees	11,967	3,251
Trustees fees and expenses	3,191	3,190
Other expenses	17,617	8,202
TOTAL EXPENSES	5,586,809	1,210,513

Less: Fees waived by the Adviser	-	(20,379)

NET EXPENSES	5,586,809	1,190,134
NET INVESTMENT INCOME	11,850,446	4,497,139

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(2,188,181)	(592,980)
Distributions of capital gains from underlying investment companies	2,118,427	585,725
	(69,754)	(7,255)
Net change in unrealized appreciation of:
Investments	9,199,821	3,792,487
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,130,067	3,785,232

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 20,980,513	$ 8,282,371

See accompanying notes to financial statements

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2014	September 30,
	(Unaudited)	2013
FROM OPERATIONS
Net investment income	$ 11,850,446	$ 18,827,002
Net realized gain (loss) from security transactions	(2,188,181)	5,553,693
Distributions of capital gains from underlying investment companies	2,118,427	811,097
Net change in unrealized appreciation (depreciation) of investments	9,199,821	(29,814,392)
Net increase(decrease) in net assets resulting from operations	20,980,513	(4,622,600)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(104,755)	-
Class C	(95,177)	-
Class I	(106,343)	-
Class R	(300,050)	-
Class AI	(12,215)	-
Class I1	(31,896)	-
From net investment income:
Class A	(3,123,246)	(3,228,353)
Class C	(2,495,355)	(1,341,045)
Class I	(3,204,015)	(3,288,494)
Class R	(9,579,647)	(8,666,313)
Class A1	(356,185)	(91,153)
Class I1	(953,628)	(716,550)
Net decrease in net assets resulting from distributions to shareholders	(20,362,512)	(17,331,908)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,772,568	52,283,552
Class C	11,311,561	55,134,793
Class I	12,153,943	49,829,233
Class R	40,156,836	108,713,958
Class A1	667,497	13,694,874
Class I1	9,771,559	47,758,341
Net asset value of shares issued in reinvestment of distributions:
Class A	2,663,016	2,778,501
Class C	2,147,653	1,066,632
Class I	2,967,970	2,949,733
Class R	9,054,564	8,036,949
Class A1	360,852	88,623
Class I1	874,508	613,990
Payments for shares redeemed:
Class A	(38,669,185)	(82,218,771)
Class C	(22,942,330)	(21,609,323)
Class I	(36,281,109)	(88,553,094)
Class R	(72,426,838)	(152,807,592)
Class Y (a)	-	(24)
Class A1	(1,770,111)	(1,650,462)
Class I1	(10,203,020)	(29,136,622)
Net decrease in net assets resulting from shares of beneficial interest	(78,390,066)	(33,026,709)

TOTAL DECREASE IN NET ASSETS	(77,772,065)	(54,981,217)

NET ASSETS
Beginning of Period	715,201,673	770,182,890
End of Period*	$ 637,429,608	$ 715,201,673
*Includes undistributed net investment income (loss) of:	$ (3,206,803)	$ 4,654,827

(a) Sierra Core Retirement Fund Class Y liquidated on March 8, 2013

See accompanying notes to financial statements

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2014	September 30,
	(Unaudited)	2013
SHARE ACTIVITY
Class A:
Shares Sold	511,390	2,207,366
Shares Reinvested	117,425	117,904
Shares Redeemed	(1,678,444)	(3,489,772)
Net decrease in shares of beneficial interest outstanding	(1,049,629)	(1,164,502)

Class C:
Shares Sold	487,434	2,311,802
Shares Reinvested	94,078	44,901
Shares Redeemed	(991,606)	(910,045)
Net increase (decrease) in shares of beneficial interest outstanding	(410,095)	1,446,658

Class I:
Shares Sold	527,278	2,114,892
Shares Reinvested	131,066	125,350
Shares Redeemed	(1,573,868)	(3,767,650)
Net decrease in shares of beneficial interest outstanding	(915,524)	(1,527,408)

Class R:
Shares Sold	1,755,854	4,621,712
Shares Reinvested	401,871	343,723
Shares Redeemed	(3,162,471)	(6,540,350)
Net decrease in shares of beneficial interest outstanding	(1,004,746)	(1,574,915)

Class Y: (a)
Shares Redeemed		(1)
Net decrease in shares of beneficial interest outstanding		(1)

Class A1
Shares Sold	28,728	574,885
Shares Reinvested	15,828	3,784
Shares Redeemed	(76,676)	(70,391)
Net increase (decrease) in shares of beneficial interest outstanding	(32,120)	508,278

Class I1
Shares Sold	421,760	2,006,047
Shares Reinvested	38,372	25,947
Shares Redeemed	(440,094)	(1,233,454)
Net increase in shares of beneficial interest outstanding	20,038	798,540

(a) Sierra Core Retirement Fund Class Y liquidated on March 8, 2013.

See accompanying notes to financial statements

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2014	September 30,
	(Unaudited)	2013
FROM OPERATIONS
Net investment income	$ 4,497,139	$ 5,820,736
Net realized gain (loss) from security transactions	(592,980)	499,565
Distributions of capital gains from underlying investment companies	585,725	206,848
Net change in unrealized appreciation (depreciation) of investments	3,792,487	(5,407,394)
Net increase in net assets resulting from operations	8,282,371	1,119,755

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(90,242)	-
Class C	(52,497)	-
Class I	(103,953)	-
Class R	(367,500)	-
Class Y	(30,063)	-
From net investment income:
Class A	(749,411)	(562,738)
Class C	(387,724)	(621,612)
Class I	(1,012,096)	(607,687)
Class R	(3,356,967)	(2,098,844)
Class Y	(266,790)	(1,529,092)
Net decrease in net assets resulting from distributions to shareholders	(6,417,243)	(5,419,973)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,369,114	25,803,941
Class C	3,279,146	16,133,713
Class I	33,975,961	44,138,214
Class R	23,451,332	129,546,081
Class Y	-	19,647,422
Net asset value of shares issued in reinvestment of distributions:
Class A	776,808	508,010
Class C	361,627	167,125
Class I	818,036	519,153
Class R	3,483,240	1,966,896
Class Y	295,658	1,529,103
Payments for shares redeemed:
Class A	(6,619,603)	(7,755,320)
Class C	(4,053,612)	(32,054,643)
Class I	(8,917,280)	(21,890,469)
Class R	(18,349,404)	(25,120,718)
Class Y	(3,183,224)	(93,736,176)
Net increase in net assets resulting from shares of beneficial interest	28,687,799	59,402,332

TOTAL INCREASE IN NET ASSETS	30,552,927	55,102,114

NET ASSETS
Beginning of Period	205,104,886	150,002,772
End of Period*	$ 235,657,813	$ 205,104,886
*Includes undistributed net investment income (loss) of:	$ (833,284)	$ 442,565

See accompanying notes to financial statements

SIERRA STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2014	September 30,
	(Unaudited)	2013
SHARE ACTIVITY
Class A:
Shares Sold	162,240	1,217,788
Shares Reinvested	37,838	24,032
Shares Redeemed	(319,424)	(370,174)
Net increase (decrease) in shares of beneficial interest outstanding	(119,347)	871,646

Class C:
Shares Sold	1,558,583	762,115
Shares Reinvested	17,667	7,904
Shares Redeemed	(195,996)	(1,507,224)
Net increase (decrease) in shares of beneficial interest outstanding	2,965,022	(737,205)

Class I:
Shares Sold	1,637,558	2,079,435
Shares Reinvested	39,713	24,536
Shares Redeemed	(430,850)	(1,043,386)
Net increase in shares of beneficial interest outstanding	1,246,420	1,060,585

Class R:
Shares Sold	1,133,303	6,117,469
Shares Reinvested	169,800	93,130
Shares Redeemed	(886,564)	(1,195,094)
Net increase in shares of beneficial interest outstanding	416,539	5,015,505

Class Y:
Shares Sold	-	930,281
Shares Reinvested	14,445	72,543
Shares Redeemed	(154,142)	(4,432,494)
Net decrease in shares of beneficial interest outstanding	(139,697)	(3,429,670)

See accompanying notes to financial statements

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2014		September 30,	September 30,	September 30,	September 30,		September 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010		2009
Net asset value, beginning of period	$ 23.05		$ 23.68	$ 23.12	$ 24.24	$ 24.26		$ 19.20

Activity from investment operations:
Net investment income (1)	0.42		0.58	0.75	0.82	0.96		0.81
Net realized and unrealized
gain (loss) on investments	0.31		(0.70)	0.56	(0.32)	1.25		4.64
Total from investment operations	0.73		(0.12)	1.31	0.50	2.21		5.45

Less distributions from:
Net investment income	(0.70)		(0.51)	(0.65)	(0.78)	(0.86)		(0.39)
Net realized gains	(0.02)		-	(0.10)	(0.84)	(1.37)		-
Total distributions	(0.72)		(0.51)	(0.75)	(1.62)	(2.23)		(0.39)

Net asset value, end of period	$ 23.06		$ 23.05	$ 23.68	$ 23.12	$ 24.24		$ 24.26

Total return (2)	3.31%	(8)	(0.53)%	5.80%	2.18%	9.73%		28.73%

Net assets, at end of period (000s)	$ 96,099		$ 120,236	$ 151,147	$ 65,664	$ 31,288		$ 6,765

Ratio of gross expenses to average
net assets (3)(6)	1.69%	(5)	1.68%	1.71%	1.65%	1.69%		1.70%
Ratio of net expenses to average
net assets (6)	1.69%	(5)	1.68%	1.71%	1.65%	1.70%	(4)	1.75%	(4)
Ratio of net investment income
to average net assets (6)(7)	3.62%	(5)	2.45%	3.21%	3.47%	4.01%		3.46%

Portfolio Turnover Rate	32%	(8)	234%	125%	199%	101%		322%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2014		September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010 (1)
Net asset value, beginning of period	$ 23.20		$ 23.90	$ 23.33	$ 24.44	$ 23.32

Activity from investment operations:
Net investment income (2)	0.34		0.34	0.58	0.65	0.39
Net realized and unrealized
gain (loss) on investments	0.31		(0.65)	0.57	(0.31)	0.97
Total from investment operations	0.65		(0.31)	1.15	0.34	1.36

Less distributions from:
Net investment income	(0.61)		(0.39)	(0.48)	(0.61)	(0.24)
Net realized gains	(0.02)		-	(0.10)	(0.84)	-
Total distributions	(0.63)		(0.39)	(0.58)	(1.45)	(0.24)

Net asset value, end of period	$ 23.22		$ 23.20	$ 23.90	$ 23.33	$ 24.44

Total return (3)	2.89%	(8)	(1.33)%	5.03%	1.48%	5.85%	(8)

Net assets, at end of period (000s)	$ 89,721		$ 99,156	$ 67,550	$ 59,338	$ 32,726

Ratio of gross expenses to average
net assets (4)(6)	2.44%	(5)	2.43%	2.46%	2.40%	2.47%	(5)
Ratio of net expenses to average
net assets (6)	2.44%	(5)	2.43%	2.46%	2.40%	2.47%	(5)
Ratio of net investment income
to average net assets (6)(7)	2.91%	(5)	1.44%	2.46%	2.72%	2.52%	(5)

Portfolio Turnover Rate	32%	(8)	234%	125%	199%	101%	(8)

(1)	The Sierra Core Retirement Fund's Class C shares commenced operations on February 5, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Not annualized.

See accompanying notes to financial statements

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2014		September 30,	September 30,	September 30,		September 30,		September 30,
Class I Shares	(Unaudited)		2013	2012	2011		2010		2009
Net asset value, beginning of period	$ 23.01		$ 23.65	$ 23.09	$ 24.23		$ 24.25		$ 19.21

Activity from investment operations:
Net investment income (1)	0.41		0.57	0.75	0.81		0.95		0.76
Net realized and unrealized
gain (loss) on investments	0.32		(0.70)	0.56	(0.29)		1.26		4.67
Total from investment operations	0.73		(0.13)	1.31	0.52		2.21		5.43

Less distributions from:
Net investment income	(0.70)		(0.51)	(0.65)	(0.82)		(0.86)		(0.39)
Net realized gains	(0.02)		-	(0.10)	(0.84)		(1.37)		-
Total distributions	(0.72)		(0.51)	(0.75)	(1.66)		(2.23)		(0.39)

Net asset value, end of period	$ 23.02		$ 23.01	$ 23.65	$ 23.09		$ 24.23		$ 24.25

Total return (2)	3.27%	(8)	(0.58)%	5.80%	2.24%	(9)	9.73%		28.54%

Net assets, at end of period (000s)	$ 101,677		$ 122,694	$ 162,212	$ 136,562		$ 113,476		$ 37,134

Ratio of gross expenses to average
net assets (3)(6)	1.69%	(5)	1.68%	1.71%	1.65%		1.70%		1.70%
Ratio of net expenses to average
net assets (6)	1.69%	(5)	1.68%	1.71%	1.65%		1.70%	(4)	1.75%	(4)
Ratio of net investment income
to average net assets (6)(7)	3.62%	(5)	2.45%	3.21%	3.42%		4.00%		3.24%

Portfolio Turnover Rate	32%	(8)	234%	125%	199%		101%		322%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)

For the year ended September 30, 2011, 0.04% of the Fund's Class I shares' total return consists of a voluntary reimbursement by the Adviser of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 2.20%.

See accompanying notes to financial statements

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2014		September 30,	September 30,	September 30,	September 30,		September 30,
Class R Shares	(Unaudited)		2013	2012	2011	2010		2009
Net asset value, beginning of period	$ 22.89		$ 23.51	$ 22.96	$ 24.12	$ 24.19		$ 19.20

Activity from investment operations:
Net investment income (1)	0.44		0.61	0.80	0.90	1.00		0.47
Net realized and unrealized
gain (loss) on investments	0.31		(0.68)	0.56	(0.33)	1.26		5.01
Total from investment operations	0.75		(0.07)	1.36	0.57	2.26		5.48

Less distributions from:
Net investment income	(0.73)		(0.55)	(0.71)	(0.89)	(0.96)		(0.49)
Net realized gains	(0.02)		-	(0.10)	(0.84)	(1.37)		-
Total distributions	(0.75)		(0.55)	(0.81)	(1.73)	(2.33)		(0.49)

Net asset value, end of period	$ 22.89		$ 22.89	$ 23.51	$ 22.96	$ 24.12		$ 24.19

Total return (2)	3.42%	(8)	(0.34)%	6.04%	2.47%	10.01%		28.91%

Net assets, at end of period (000s)	$ 305,863		$ 328,794	$ 374,808	$ 385,223	$ 327,907		$ 163,703

Ratio of gross expenses to average
net assets (3)(6)	1.45%	(5)	1.47%	1.46%	1.40%	1.44%		1.48%
Ratio of net expenses to average
net assets (6)	1.45%	(5)	1.47%	1.46%	1.40%	1.45%	(4)	1.50%	(4)
Ratio of net investment income
to average net assets (6)(7)	3.85%	(5)	2.62%	3.46%	3.81%	4.23%		2.29%

Portfolio Turnover Rate	32%	(8)	234%	125%	199%	101%		322%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(4)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived/reimbursed fees from prior periods.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A1						Class I1
	Six Months						Six Months
	Ended		Year Ended		Period Ended		Ended	Year Ended		Period Ended
	March 31, 2014		September 30,		September 30,		March 31, 2014	September 30,		September 30,
	(Unaudited)		2013		2012 (1)		(Unaudited)	2013		2012 (1)
Net asset value, beginning of period	$ 23.16		$ 23.84		$ 23.36		$ 23.15	$ 23.80		$ 23.32

Activity from investment operations:
Net investment income (2)	0.41		0.15		0.22		0.40	0.51		0.23
Net realized and unrealized
gain (loss) on investments	0.32		(0.32)		0.42		0.32	(0.67)		0.42
Total from investment operations	0.73		(0.17)		0.64		0.72	(0.16)		0.65

Less distributions from:
Net investment income	(0.69)		(0.51)		(0.16)		(0.69)	(0.49)		(0.17)
Net realized gains	(0.02)		-		-		(0.02)	-		-
Total distributions	(0.71)		(0.51)		(0.16)		(0.71)	(0.49)		(0.17)

Net asset value, end of period	$ 23.18		$ 23.16		$ 23.84		$ 23.16	$ 23.15		$ 23.80

Total return (3)	3.22%	(8)	(0.74)%		2.75%	(8)	3.22%	(0.69)%		2.77%	(8)

Net assets, at end of period (000s)	$ 11,367		$ 12,103		$ 338		$ 32,704	$ 32,220		$ 14,127

Ratio of gross expenses to average
net assets (4)(6)	1.83%	(5)	1.83%		1.99%	(5)	1.84%	1.83%		1.99%	(5)
Ratio of net expenses to average
net assets (6)	1.83%	(5)	1.83%	(9)	1.90%	(5)	1.84%	1.83%	(9)	1.90%	(5)
Ratio of net investment income
to average net assets (6)(7)	3.52%	(5)	0.66%		3.06%	(5)	3.50%	2.15%		3.06%	(5)

Portfolio Turnover Rate	32%	(8)	234%		125%	(8)	32%	234%		125%	(8)

(1)	The Sierra Core Retirement Fund's A1 and I1 shares commenced operations on June 7, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Adviser's recapture of waived fees from prior period.

See accompanying notes to financial statements

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A					Class C
	Six Months					Six Months
	Ended		Year Ended	Period Ended		Ended		Year Ended	Period Ended
	March 31, 2014		September 30,	September 30,		March 31, 2014		September 30,	September 30,
	(Unaudited)		2013	2012 (1)		(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 20.69		$ 21.04	$ 20.00		$ 20.67		$ 21.03	$ 20.00

Activity from investment operations:
Net investment income (2)	0.43		0.55	0.57		0.37		0.62	0.47
Net realized and unrealized
gain (loss) on investments	0.36		(0.33)	0.93		0.52		(0.52)	0.93
Total from investment operations	0.79		0.22	1.50		0.89		0.10	1.40

Less distributions from:
Net investment income	(0.55)		(0.57)	(0.46)		(0.66)		(0.46)	(0.37)
Net realized gains	(0.07)		-	-		(0.07)		-	-
Total distributions	(0.62)		(0.57)	(0.46)		(0.73)		(0.46)	(0.37)

Net asset value, end of period	$ 20.86		$ 20.69	$ 21.04		$ 20.83		$ 20.67	$ 21.03

Total return (3)	3.94%	(8)	1.04%	7.58%	(8)	3.59%	(8)	0.43%	7.07%	(8)

Net assets, at end of period (000s)	$ 27,275		$ 29,520	$ 11,685		$ 16,322		$ 16,597	$ 32,392

Ratio of gross expenses to average
net assets (4)(6)	1.35%	(5)	1.37%	1.45%	(5)	1.95%	(5)	1.95%	2.10%	(5)
Ratio of net expenses to average
net assets (6)	1.30%	(5)	1.30%	1.30%	(5)	1.90%	(5)	1.90%	1.90%	(5)
Ratio of net investment income
to average net assets (6)(7)	4.15%	(5)	2.59%	3.55%	(5)	3.55%	(5)	2.93%	2.93%	(5)

Portfolio Turnover Rate	32%	(8)	215%	72%	(8)	32%	(8)	215%	72%	(8)

(1)	The Sierra Strategic Income Fund commenced operations on December 21, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges (Class A), and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I					Class R
	Six Months					Six Months
	Ended		Year Ended	Period Ended		Ended		Year Ended	Period Ended
	March 31, 2014		September 30,	September 30,		March 31, 2014		September 30,	September 30,
	(Unaudited)		2013	2012 (1)		(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 20.72		$ 21.07	$ 20.00		$ 20.66		$ 21.02	$ 20.00

Activity from investment operations:
Net investment income (2)	0.42		0.52	0.62		0.46		0.52	0.63
Net realized and unrealized
gain (loss) on investments	0.61		(0.29)	0.92		0.36		(0.23)	0.90
Total from investment operations	1.03		0.23	1.54		0.82		0.29	1.53

Less distributions from:
Net investment income	(0.80)		(0.58)	(0.47)		(0.59)		(0.65)	(0.51)
Net realized gains	(0.07)		-	-		(0.07)			-
Total distributions	(0.87)		(0.58)	(0.47)		(0.66)		(0.65)	(0.51)

Net asset value, end of period	$ 20.88		$ 20.72	$ 21.07		$ 20.82		$ 20.66	$ 21.02

Total return (3)	3.90%	(8)	1.04%	7.75%	(8)	4.10%	(8)	1.34%	7.73%	(8)

Net assets, at end of period (000s)	$ 57,811		$ 31,523	$ 9,717		$ 125,804		$ 116,203	$ 12,812

Ratio of gross expenses to average
net assets (4)(6)	1.36%	(5)	1.37%	1.47%	(5)	0.95%	(5)	0.97%	1.11%	(5)
Ratio of net expenses to average
net assets (6)	1.30%	(5)	1.30%	1.30%	(5)	0.95%	(5)	0.97%	1.00%	(5)
Ratio of net investment income
to average net assets (6)(7)	4.08%	(5)	2.45%	3.87%	(5)	4.48%	(5)	2.46%	3.91%	(5)

Portfolio Turnover Rate	32%	(8)	215%	72%	(8)	32%	(8)	215%	72%	(8)

(1)	The Sierra Strategic Income Fund commenced operations on December 21, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges (Class A), and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements

SIERRA STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class Y
	Six Months
	Ended		Year Ended	Period Ended
	March 31, 2014		September 30,	September 30,
	(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 20.62		$ 20.98	$ 20.00

Activity from investment operations:
Net investment income (2)	0.46		0.96	0.60
Net realized and unrealized
gain (loss) on investments	0.39		(0.67)	0.93
Total from investment operations	0.85		0.29	1.53

Less distributions from:
Net investment income	(0.62)		(0.65)	(0.55)
Net realized gains	(0.07)		-	-
Total distributions	(0.69)		(0.65)	(0.55)

Net asset value, end of period	$ 20.78		$ 20.62	$ 20.98

Total return (3)	4.06%	(8)	1.35%	7.76%	(8)

Net assets, at end of period (000s)	$ 8,447		$ 11,261	$ 83,397

Ratio of gross expenses to average
net assets (4)(6)	0.95%	(5)	0.95%	1.16%	(5)
Ratio of net expenses to average
net assets (6)	0.95%	(5)	0.95%	0.95%	(5)
Ratio of net investment income
to average net assets (6)(7)	4.46%	(5)	4.56%	3.76%	(5)

Portfolio Turnover Rate	32%	(8)	215%	72%	(8)

(1)	The Sierra Strategic Income Fund commenced operations on December 21, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges (Class A), and assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8) Not annualized.

See accompanying notes to financial statements

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Sierra Core Retirement Fund (“SCRF”) and Sierra Strategic Income Fund (“SSIF”), (each a “Fund” and collectively “the Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-ended management investment companies. SCRF’s investment objective is to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. SSIF’s two investment objectives are to provide total return (with income contributing a significant part) and limit volatility and downside risk. The Funds’ pursue their investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently offer Class A, Class C, Class I, and Class R shares with SCRF also offering Class A1 and Class I1. Class C, Class I, Class R, and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for SCRF and has suspended sales of Class Y shares for SSIF, effective March 8, 2013.  Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -   This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

March 31, 2014 for the Funds’ assets measured at fair value:

Sierra Core Retirement Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 607,179,893	$ -	$ -	$ 607,179,893
Exchange Traded Funds	17,531,085	-	-
Short-Term Investment	13,617,441	-	-	13,617,441
Total	$ 638,328,419	$ -	$ -	$ 638,328,419

Sierra Strategic Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 215,893,299	$ -	$ -	$ 215,893,299
Exchange Traded Funds	18,699,740			18,699,740
Short-Term Investment	8,184,674	-	-	8,184,674
Total	$ 242,777,713	$ -	$ -	$ 242,777,713

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is each Fund’s policy to record transfers into or out of Fair Value Levels at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly for SSIC and quarterly for SCRF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (SCRF, 2010-2012; SSIF,

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $207,060,090 and $270,686,071, respectively for SCRF. For the six months ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $103,326,992 and $66,641,042, respectively for SSIF.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Wright Fund Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for SCRF and 0.75% of the Fund’s average daily net assets for SSIF.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2015 for SSIF and SCRF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions,

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Class I	Class R	Class Y	Class A1	Class I1
SCRF	1.75%	2.50%	1.75%	1.50%	N/A	1.90%	1.90%
SSIF	1.30%	1.90%	1.30%	1.00%	0.95%	N/A	N/A

These amounts will herein be referred to as the "expense limitations."

If the Adviser waives any fee or reimburses any expenses pursuant to the Expense Limitation Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the funds by the following dates:

Distributor- The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Class I, Class C, Class A1 and Class I1 shares, respectively for SCRF, and 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively for SSIF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS. On sales of SCRF’s Class A and Class A1 shares, respectively, for the six months ended March 31, 2014, the Distributor received $172,061 and $8,327 from front-end sales charge of which $11,096 and $493 was retained by the principal underwriter or

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

other affiliated broker-dealers. On sales of SSIF’s Class A shares for the six months ended March 31, 2014, the Distributor received $42,223 from front-end sales charge of which $11,929 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Amounts due to GFS for these various services as of September 30, 2013 are reported in the Statements of Assets and Liabilities as “Fees Payable to other affiliates.”

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the following periods was as follows:

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

THE SIERRA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The difference between the book basis and tax basis for unrealized depreciation and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to adjustments for partnerships resulted in reclassification as of September 30, 2013 as follows:

6.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Dividends: The Funds’ Boards of Trustees declared the following monthly dividends:

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13– 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Sierra Core Retirement Class A	$1,000.00	$1,033.10	$8.57	1.69%
Sierra Core Retirement Class C	1,000.00	1,028.90	12.34	2.44
Sierra Core Retirement Class I	1,000.00	1,032.70	8.56	1.69
Sierra Core Retirement Class R	1,000.00	1,034.20	7.35	1.45
Sierra Core Retirement Class A1	1,000.00	1,032.20	9.27	1.83
Sierra Core Retirement Class I1	1,000.00	1,032.20	9.32	1.84
Sierra Strategic Income Class A	1000.00	1,039.40	6.61	1.30
Sierra Strategic Income Class C	1,000.00	1,035.90	9.64	1.90
Sierra Strategic Income Class I	1,000.00	1,039.00	6.61	1.30
Sierra Strategic Income Class R	1,000.00	1,044.00	5.10	1.00
Sierra Strategic Income Class Y	1,000.00	1,040.60	5.09	0.95

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Sierra Core Retirement Class A	$1,000.00	$1,016.50	$8.50	1.69%
Sierra Core Retirement Class C	1,000.00	1,012.76	12.24	2.44
Sierra Core Retirement Class I	1,000.00	1,016.50	8.50	1.69
Sierra Core Retirement Class R	1,000.00	1,017.70	7.29	1.45
Sierra Core Retirement Class A1	1,000.00	1,015.81	9.20	1.83
Sierra Core Retirement Class I1	1,000.00	1,015.76	9.25	1.84
Sierra Strategic Income Class A	1,000.00	1,018.45	6.54	1.30
Sierra Strategic Income Class C	1,000.00	1,015.46	9.55	1.90
Sierra Strategic Income Class I	1,000.00	1,018.45	6.54	1.30
Sierra Strategic Income Class R	1,000.00	1,019.95	5.04	1.00
Sierra Strategic Income Class Y	1,000.00	1,020.19	4.78	0.95

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/14